Net Fee and Commission Income_Details Of Fee And Commission Income And Fee And Commission Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Fee and commission income
Banking activity fees		₩ 189,100		₩ 214,512	₩ 208,443
Lending activity fees		91,663		83,916	74,340
Credit card and debit card related fees		1,378,450		1,316,636	1,360,515
Agent activity fees		196,518		172,211	149,585
Trust and other fiduciary fees		331,827		388,352	363,767
Fund management related fees		154,612		153,798	132,657
Acceptances and guarantees fees		54,108		48,122	44,104
Foreign currency related fees		173,313		134,145	124,201
Securities agency fees		172,097		145,846	167,071
Other business account commission on consignment		40,461		36,813	36,947
Commissions received on securities business		793,278		445,987	518,309
Lease fees		636,301		428,195	246,537
Others		315,296		310,714	291,244
Sub-total	[1]	4,527,024	$ 4,168,109	3,879,247	3,717,720
Fee and commission expense
Trading activity related fees	[2]	38,497		28,869	31,889
Lending activity fees		33,444		26,040	25,734
Credit card and debit card related fees		848,823		892,391	907,831
Outsourcing related fees		216,962		190,312	164,594
Foreign currency related fees		49,435		42,902	43,053
Other		380,924		343,729	301,243
Sub-total	[1]	1,568,085	1,443,763	1,524,243	1,474,344
Net fee and commission income	[1]	₩ 2,958,939	$ 2,724,346	₩ 2,355,004	₩ 2,243,376

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	Fees from financial instruments at fair value through profit or loss.